February 26, 2010	Michelle Y. Mesack D 202.778.9405 F 202.778.9100 michelle.mesack@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)
- Legg Mason Strategic Real Return Fund

Post-Effective Amendment No. 2 under Rule 485(b) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C (“Rule 485(b)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (“PEA 2”) on behalf of Legg Mason Strategic Real Return Fund (the “Fund”).

PEA 2 includes the prospectus (“Prospectus”) and the statement of additional information (“SAI”) relating to the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant. Also accompanying this transmission is a conformed copy of our firm’s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Registrant.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack